UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-01886
SELIGMAN CAPITAL FUND, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 12/31
Date of reporting period: 3/31

Portfolio of Investments
Seligman Capital Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (3.5%)
Goodrich Corp.	33,600		$2,369,472
ITT Corp.	24,900		1,334,889
Precision Castparts Corp.	39,000		4,941,690

Total			8,646,051

Airlines (1.1%)
Delta Air Lines, Inc.	178,900	(b)	2,610,151

Biotechnology (3.7%)
Alexion Pharmaceuticals, Inc.	34,500	(b)	1,875,765
Amylin Pharmaceuticals, Inc.	21,200	(b)	476,788
BioMarin Pharmaceutical, Inc.	70,300	(b)	1,642,911
Dendreon Corp.	64,800	(b)	2,363,256
Vertex Pharmaceuticals, Inc.	67,600	(b)	2,762,812

Total			9,121,532

Capital Markets (0.6%)
Invesco Ltd.	70,200		1,538,082

Chemicals (2.4%)
Celanese Corp., Series A	78,100		2,487,485
Ecolab, Inc.	28,000		1,230,600
Potash Corp of Saskatchewan, Inc.	17,200	(c)	2,052,820

Total			5,770,905

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	32,600		1,186,966

Communications Equipment (3.7%)
Blue Coat Systems, Inc.	186,900	(b)	5,801,376
F5 Networks, Inc.	39,900	(b)	2,454,249
JDS Uniphase Corp.	67,200	(b)	842,016

Total			9,097,641

Computers & Peripherals (0.2%)
Seagate Technology	31,700	(b,c)	578,842

Construction & Engineering (1.3%)
Foster Wheeler AG	116,300	(b,c)	3,156,382

Consumer Finance (1.2%)
Capital One Financial Corp.	69,800		2,890,418

Diversified Consumer Services (1.3%)
Coinstar, Inc.	97,403	(b,d)	3,165,598

Issuer	Shares		Value(a)
Diversified Financial Services (0.5%)
Interactive Brokers Group, Inc., Class A	74,800	(b)	1,208,020

Diversified Telecommunication Services (0.9%)
Qwest Communications International, Inc.	409,700		2,138,634

Electric Utilities (1.2%)
ITC Holdings Corp.	51,700		2,843,500

Electrical Equipment (0.4%)
General Cable Corp.	40,300	(b)	1,088,100

Energy Equipment & Services (3.0%)
Cameron International Corp.	72,800	(b)	3,120,208
CARBO Ceramics, Inc.	29,400		1,832,796
Noble Corp.	54,000	(b,c)	2,258,280

Total			7,211,284

Food & Staples Retailing (0.7%)
The Kroger Co.	84,100		1,821,606

Food Products (0.6%)
Dole Food Co., Inc.	118,340	(b,d)	1,402,329

Health Care Equipment & Supplies (1.1%)
Edwards Lifesciences Corp.	14,800	(b)	1,463,424
Intuitive Surgical, Inc.	3,700	(b)	1,288,081

Total			2,751,505

Health Care Providers & Services (1.6%)
Express Scripts, Inc.	25,900	(b)	2,635,584
WellPoint, Inc.	21,300	(b)	1,371,294

Total			4,006,878

Health Care Technology (1.0%)
Cerner Corp.	28,300	(b)	2,407,198

Hotels, Restaurants & Leisure (1.6%)
Bally Technologies, Inc.	97,100	(b)	3,936,434

Household Durables (3.0%)
Lennar Corp., Class A	107,500		1,850,075
Meritage Homes Corp.	147,000	(b)	3,087,000
NVR, Inc.	3,300	(b)	2,397,450

Total			7,334,525

Insurance (3.6%)
AFLAC, Inc.	49,200		2,671,068
Principal Financial Group, Inc.	49,649		1,450,247
Prudential Financial, Inc.	79,042		4,782,041

Total			8,903,356

Internet Software & Services (6.5%)
Baidu, Inc., ADR	3,100	(b,c)	1,850,700
Equinix, Inc.	43,600	(b)	4,244,024
SAVVIS, Inc.	591,489	(b)	9,759,569

Total			15,854,293

Issuer	Shares		Value(a)
IT Services (6.4%)
Cognizant Technology Solutions Corp., Class A	153,300	(b)	7,815,234
MasterCard, Inc., Class A	31,100		7,899,400

Total			15,714,634

Life Sciences Tools & Services (2.0%)
Illumina, Inc.	43,700	(b)	1,699,930
Waters Corp.	48,900	(b)	3,302,706

Total			5,002,636

Machinery (2.9%)
Cummins, Inc.	37,700		2,335,515
Joy Global, Inc.	67,800		3,837,480
Oshkosh Corp.	24,000	(b)	968,160

Total			7,141,155

Media (1.5%)
CBS Corp., Class B	148,000		2,063,120
Time Warner Cable, Inc.	28,500		1,519,335

Total			3,582,455

Metals & Mining (2.1%)
Agnico-Eagle Mines Ltd.	42,300	(c)	2,354,841
United States Steel Corp.	42,900		2,725,008

Total			5,079,849

Multiline Retail (2.5%)
Big Lots, Inc.	42,400	(b)	1,544,208
Dollar General Corp.	178,678	(b)	4,511,620

Total			6,055,828

Multi-Utilities (0.2%)
Public Service Enterprise Group, Inc.	16,600		490,032

Oil, Gas & Consumable Fuels (2.9%)
Atlas Energy, Inc.	127,200	(b)	3,958,464
Massey Energy Co.	41,700		2,180,493
Southwestern Energy Co.	25,300	(b)	1,030,216

Total			7,169,173

Personal Products (1.7%)
Avon Products, Inc.	121,600		4,118,592

Pharmaceuticals (3.3%)
Medicis Pharmaceutical Corp., Class A	195,800		4,926,328
Perrigo Co.	52,100		3,059,312

Total			7,985,640

Road & Rail (2.2%)
CSX Corp.	78,600		4,000,740
JB Hunt Transport Services, Inc.	38,900		1,395,732

Total			5,396,472

Issuer	Shares		Value(a)
Semiconductors & Semiconductor Equipment (6.0%)
Intersil Corp., Class A	241,900		3,570,444
Marvell Technology Group Ltd.	226,500	(b,c)	4,616,070
Micron Technology, Inc.	245,800	(b)	2,553,862
Microsemi Corp.	220,600	(b)	3,825,204

Total			14,565,580

Software (7.1%)
Activision Blizzard, Inc.	180,700		2,179,242
Citrix Systems, Inc.	54,400	(b)	2,582,368
Rovi Corp.	336,011	(b)	12,476,087

Total			17,237,697

Specialty Retail (4.5%)
American Eagle Outfitters, Inc.	241,300		4,468,876
Dick’s Sporting Goods, Inc.	113,900	(b)	2,973,929
GUESS?, Inc.	74,000		3,476,520

Total			10,919,325

Tobacco (1.5%)
Lorillard, Inc.	47,400		3,566,376

Transportation Infrastructure (2.2%)
Aegean Marine Petroleum Network, Inc.	193,004	(c)	5,477,454

Wireless Telecommunication Services (2.0%)
NII Holdings, Inc.	85,100	(b)	3,545,266
SBA Communications Corp., Class A	34,700	(b)	1,251,629

Total			4,796,895

Total Common Stocks (Cost: $191,979,256)			$234,970,023

Money Market Fund (4.0%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	9,800,587	(e)	$9,800,587

Total Money Market Fund (Cost: $9,800,587)			$9,800,587

Investments of Cash Collateral Received for Securities on Loan (1.8%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	4,426,636	$4,426,636

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $4,426,636)		$4,426,636

Total Investments in Securities (Cost: $206,206,479)(f)		$249,197,246

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 9.15% of net assets.

(d)	At March 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(f)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $206,206,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$49,342,000
Unrealized depreciation	(6,351,000)

Net unrealized appreciation	$42,991,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$234,970,023	$—	$—	$234,970,023

Total Equity Securities	234,970,023	—	—	234,970,023

Other
Affiliated Money Market Fund(b)	9,800,587	—	—	9,800,587
Investments of Cash Collateral Received for Securities on Loan(c)	4,426,636	—	—	4,426,636

Total Other	14,227,223	—	—	14,227,223

Total	$249,197,246	$—	$—	$249,197,246

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                    Seligman Capital Fund, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	May 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	May 26, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	May 26, 2010